Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Earnings (Loss) Per Share

Note 21 - Earnings (Loss) Per Share:

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2021		2020*		2019*
		Profit		Loss		Loss
	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands

Number of shares and profit (loss) for calculating basic profit (loss) per share	38,492,600	4,690	25,396,312	(37,231)	23,299,407	(5,893)

Number of shares and profit (loss) for calculating diluted profit (loss) per share	40,839,132		25,396,312		23,299,407

Options which were not included in the diluted profit (loss) per share calculation because they are antidilutive	776,211		4,371,792		3,644,697	-

*	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share